Income taxes - Disclosure of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 36	$ 33
Deferred tax liability	(2)	(1)
Total	34	32
Losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	71	55
Allowance for credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	12	19
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	(78)	(57)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 30	$ 15